Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) (Denominated Revolving Credit Facilities [Member])	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Debt Instrument [Line Items]
Borrowings outstanding	$ 0
Revolving credit facility	$ 754,000,000	€ 620,000,000